Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,850,317	$ 322,441	$ 485,559
Loans receivable, net, note 2	4,975,770	6,374,908	7,124,702
Other receivables	70,657	84,851	76,262
Prepaid expenses	30,126	12,955	7,276
Property and equipment, net, note 3	14,827	19,322	28,511
Security deposits	13,264	7,470	35,839
TOTAL ASSETS	6,954,961	6,821,947	7,758,149
LIABILITIES
Deposit on preferred stock to be issued	63,595
Accounts payable and accrued expenses	158,166	1,060	96,441
Deferred rent			11,522
TOTAL LIABILITIES	221,761	1,060	107,963
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 0 and 0 shares issued and outstanding at September 30, 2017 and December 31, 2016 respectively, note 5			1,160
Common stock, $0.001 par value; 300,000,000 shares authorized, 12,335,293, 9,714,186 and 2,887,428 shares issued and outstanding at September 30, 2017, December 31, 2016 and December 31, 2015 respectively	2,235,803	2,233,182	2,165,405
Additional paid-in capital	32,860,217	29,698,025	26,025,071
Prepaid preferred share redemption			(160,000)
Accumulated deficit	(28,362,820)	(25,110,319)	(20,381,450)
TOTAL STOCKHOLDERS' EQUITY	6,733,200	6,820,887	7,650,186
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,954,961	$ 6,821,947	$ 7,758,149